Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	January 2011
Distribution Date	02/15/11
Transaction Month	9
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WAM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$217,557,422.54	0.9141068	$190,050,716.07	0.7985324	$27,506,706.47
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$721,407,422.54	0.7508013	$693,900,716.07	0.7221738	$27,506,706.47

Weighted Avg. Coupon (WAC)	5.16%		5.17%
Weighted Avg. Remaining Maturity (WARM)	51.84		50.93
Pool Receivables Balance	$874,912,290.46		$849,071,818.96
Remaining Number of Receivables	57,925		57,286

Adjusted Pool Balance	$856,121,915.16		$831,077,890.76

III. COLLECTIONS

Principal:
Principal Collections	$24,352,329.55
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$941,654.27
Total Principal Collections	$25,293,983.82

Interest:
Interest Collections	$3,874,455.42
Late Fees & Other Charges	$48,815.88
Interest on Repurchase Principal	$-
Total Interest Collections	$3,923,271.30

Collection Account Interest	$4,560.49
Reserve Account Interest	$1,012.38
Servicer Advances	$-

Total Collections	$29,222,827.99

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	January 2011
Distribution Date	02/15/11
Transaction Month	9
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections					$29,222,827.99
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$29,222,827.99
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$729,093.58		$729,093.58	$729,093.58
Collection Account Interest					$4,560.49
Late Fees & Other Charges					$48,815.88
Total due to Servicer					$782,469.95

3. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$155,916.15		$155,916.15
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$933,651.57		$933,651.57	$933,651.57

Available Funds Remaining:					$27,506,706.47

4. Principal Distribution Amount:					$27,506,706.47

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$27,506,706.47
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		30,412,203.60		$27,506,706.47
Total Noteholders Principal				$27,506,706.47

5. Available Amounts Remaining to reserve account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$18,790,375.30
Beginning Period Amount	$18,790,375.30
Current Period Amortization	$796,447.10
Ending Period Required Amount	$17,993,928.20
Ending Period Amount	$17,993,928.20
Next Distribution Date Required Amount	$17,216,431.03

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$134,714,492.62	$137,177,174.69	$140,082,671.82
Overcollateralization as a % of Adjusted Pool		15.74%	16.51%	16.86%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	January 2011
Distribution Date	02/15/11
Transaction Month	9
30/360 Days	30
Actual/360 Days	28

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.85%	56,627	98.75%	$838,490,044.55
30 - 60 Days	0.87%	498	0.93%	$7,927,364.05
61 - 90 Days	0.23%	131	0.26%	$2,165,580.54
91 + Days	0.05%	30	0.06%	$488,829.82
		57,286		$849,071,818.96
Total
Delinquent Receivables 61 + days past due	0.28%	161	0.31%	$2,654,410.36
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	162	0.29%	$2,555,797.70
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.28%	164	0.29%	$2,581,862.64
Three-Month Average Delinquency Ratio	0.28%		0.30%

Repossession in Current Period		65		$1,190,482.01
Repossession Inventory		88		$891,434.81

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,488,141.95
Recoveries				$(941,654.27)
Net Charge-offs for Current Period				$546,487.68

Beginning Pool Balance for Current Period				$874,912,290.46

Net Loss Ratio				0.75%
Net Loss Ratio for 1st Preceding Collection Period				1.45%
Net Loss Ratio for 2nd Preceding Collection Period				1.19%
Three-Month Average Net Loss Ratio for Current Period				1.13%

Cumulative Net Losses for All Periods				$4,652,714.67
Cumulative Net Losses as a % of Initial Pool Balance				0.42%

Principal Balance of Extensions				$3,403,060.59
Number of Extensions				200

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